Pension commitments, Defined Contribution (Details) - USD ($) $ in Millions	12 Months Ended		18 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Continuing operations [Abstract]
Defined contribution schemes	$ 31.2	$ 32.7	$ 43.3